SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 18.0%
	United States Treasury Inflation Indexed Bonds,
	1.75% due 1/15/2028	$ 2,440,880	$ 2,427,429
	2.375% due 1/15/2025	395,007	391,986
	United States Treasury Notes,
	1.875% due 2/15/2032	2,050,000	1,763,320
	3.375% due 5/15/2033	3,970,000	3,812,441
	3.50% due 2/15/2033	1,700,000	1,649,266
	3.875% due 8/15/2033	1,750,000	1,748,906
	4.00% due 2/28/2030	3,000,000	3,016,172
	United States Treasury Notes Inflationary Index,
	0.125% due 4/15/2027 - 1/15/2031	15,324,478	13,853,897
	0.50% due 4/15/2024	405,013	399,994
	0.625% due 1/15/2024	402,179	401,052
	Total U.S. Treasury Securities (Cost $28,831,386)		29,464,463
	U.S. Government Agencies — 7.4%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	163,481	160,173
	HNA Group LLC (Guaranty: Export-Import Bank of the United States), 2.291% due 6/30/2027	1,045,135	998,252
[a]	MSN 41079 & 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	108,639	107,293
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	2.29% due 2/15/2024	26,250	25,921
[a]	2.46% due 12/15/2025	500,000	453,995
[a,b]	6.006% (TSFR3M + 0.61%) due 4/15/2025	525,000	508,615
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	2.06% due 1/15/2026	875,000	840,499
[a]	2.512% due 1/15/2026	1,318,750	1,276,629
	Small Business Administration Participation Certificates,
	Series 2005-20H Class 1, 5.11% due 8/1/2025	19,337	19,216
	Series 2007-20D Class 1, 5.32% due 4/1/2027	47,856	47,688
	Series 2007-20F Class 1, 5.71% due 6/1/2027	32,993	33,060
	Series 2007-20I Class 1, 5.56% due 9/1/2027	126,324	126,273
	Series 2007-20K Class 1, 5.51% due 11/1/2027	85,367	85,358
	Series 2008-20G Class 1, 5.87% due 7/1/2028	206,626	208,260
	Series 2011-20G Class 1, 3.74% due 7/1/2031	370,684	357,993
	Series 2011-20K Class 1, 2.87% due 11/1/2031	585,804	547,923
	Series 2014-20H Class 1, 2.88% due 8/1/2034	407,056	378,030
	Series 2015-20B Class 1, 2.46% due 2/1/2035	386,438	353,550
	Series 2015-20G Class 1, 2.88% due 7/1/2035	778,348	716,519
	Series 2015-20I Class 1, 2.82% due 9/1/2035	798,999	739,408
	Series 2017-20I Class 1, 2.59% due 9/1/2037	1,731,234	1,570,060
	Series 2017-20K Class 1, 2.79% due 11/1/2037	822,990	753,207
	Thirax 1 LLC (Guaranty: Export-Import Bank of the United States), 0.968% due 1/14/2033	1,174,907	1,034,646
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227% due 5/16/2025	625,000	599,869
[a,b]	Washington Aircraft 2 Co. DAC (Guaranty: Export-Import Bank of the United States), 6.043% (TSFR3M + 0.69%) due 6/26/2024	156,354	156,379
	Total U.S. Government Agencies (Cost $12,955,157)		12,098,816
	Mortgage Backed — 68.6%
[b,c]	Federal Agricultural Mortgage Corp. Mtg Trust, Whole Loan Securities Trust CMO, Seies 2021-1 Class A, 2.18% due 1/25/2051	4,257,319	3,501,922
	Federal Home Loan Mtg Corp.,
[b]	Pool 1L0049, 6.33% (H15T1Y + 2.15%) due 2/1/2046	1,396,921	1,407,657
	Pool D98887, 3.50% due 1/1/2032	202,306	195,486
	Pool E09025, 2.50% due 3/1/2028	33,242	31,974
	Pool G13804, 5.00% due 3/1/2025	9,384	9,318
	Pool G15227, 3.50% due 12/1/2029	549,151	535,031
	Pool G16710, 3.00% due 11/1/2030	908,174	873,359
	Pool J11371, 4.50% due 12/1/2024	10,951	10,854
	Pool J21208, 2.50% due 11/1/2027	604,698	583,870
	Pool J37586, 3.50% due 9/1/2032	148,052	143,066
	Pool RE6097, 2.00% due 5/1/2051	2,089,406	1,656,902
	Pool RE6119, 2.50% due 12/1/2051	1,797,053	1,495,220
	Pool SE9046, 3.00% due 12/1/2051	2,129,734	1,875,095
	Pool T61943, 3.50% due 8/1/2045	88,985	81,801

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool T65457, 3.00% due 1/1/2048	$ 422,633	$ 374,886
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 3704 Class DC, 4.00% due 11/15/2036	9,103	9,061
	Series 3922 Class PQ, 2.00% due 4/15/2041	70,199	67,436
[b]	Series 4105 Class FG, 5.853% (SOFR30A + 0.51%) due 9/15/2042	482,703	473,407
	Series 4120 Class TC, 1.50% due 10/15/2027	320,036	303,859
	Series 4120 Class UE, 2.00% due 10/15/2027	371,569	356,984
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates, CMBS,
	Series K042 Class A1, 2.267% due 6/25/2024	276,013	272,886
	Series K043 Class A2, 3.062% due 12/25/2024	1,337,477	1,310,657
[b]	Series K047 Class A2, 3.329% due 5/25/2025	1,250,000	1,223,251
	Series K055 Class A1, 2.263% due 4/25/2025	25,141	24,650
[b]	Series K061 Class A2, 3.347% due 11/25/2026	289,567	281,056
[b]	Series K069 Class A2, 3.187% due 9/25/2027	180,000	172,752
	Series K071 Class A2, 3.286% due 11/25/2027	2,000,000	1,921,545
	Series K072 Class A2, 3.444% due 12/25/2027	120,000	115,921
	Series K073 Class A2, 3.35% due 1/25/2028	3,000,000	2,886,041
	Series K095 Class A2, 2.785% due 6/25/2029	577,000	533,714
	Series K729 Class A2, 3.136% due 10/25/2024	3,500,000	3,442,892
[b]	Series K730 Class A2, 3.59% due 1/25/2025	180,689	177,828
	Series KHG1 Class A3, 3.341% due 12/25/2027	300,000	288,966
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2017-4 Class MT, 3.50% due 6/25/2057	588,832	529,328
	Series 2018-4 Class MA, 3.50% due 3/25/2058	728,634	687,456
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	1,030,441	892,845
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA6808, 3.00% due 2/1/2052	2,151,717	1,909,587
	Pool RD5043, 2.00% due 12/1/2030	1,858,626	1,728,853
	Pool SB8010, 2.50% due 10/1/2034	537,067	498,084
	Pool SB8030, 2.00% due 12/1/2034	822,263	740,004
	Pool SB8118 1.50% due 9/1/2036	1,306,533	1,140,285
	Pool SB8502 2.00% due 8/1/2035	494,009	445,829
	Pool SD4175, 2.50% due 6/1/2052	1,845,301	1,569,386
	Pool SD4176, 3.00% due 9/1/2052	1,475,772	1,304,356
	Pool ZS4730, 3.50% due 8/1/2047	769,824	716,764
	Pool ZS7299, 3.00% due 10/1/2030	472,615	453,543
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2015-SC02 Class 2A, 3.50% due 9/25/2045	194,990	176,580
	Series 2016-SC01 Class 1A, 3.00% due 7/25/2046	787,490	687,415
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	240,836	217,963
	Series 2016-SC02 Class 2A, 3.50% due 10/25/2046	159,909	144,116
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	1,400,542	1,193,299
	Series 2017-SC01 Class 2A, 3.50% due 12/25/2046	470,182	416,145
	Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	307,134	266,307
	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	144,451	128,509
	Federal National Mtg Assoc.,
[b]	Pool 895572, 6.07% (RFUCCT1Y + 1.82%) due 6/1/2036	62,726	63,328
	Pool BF0130, 3.50% due 8/1/2056	329,844	302,598
	Pool BF0144, 3.50% due 10/1/2056	464,741	427,347
[b]	Pool BH4524, 2.149% (5-Yr. CMT + 1.150%) due 6/1/2046	1,453,963	1,353,403
[b]	Pool BM6885, 1.613% (2.21% - SOFR30A) due 12/1/2051	504,180	448,686
	Pool BM6983, 3.00% due 3/1/2052	1,875,798	1,597,448
[b]	Pool CB2214, 1.539% (2.20% - SOFR30A) due 11/1/2051	529,784	471,779
	Federal National Mtg Assoc., CMBS,
[b]	Series 2015-SB5 Class A10, 3.15% due 9/25/2035	291,370	284,838
[b]	Series 2018-SB47 Class A5H, 6.145% (SOFR30A + 0.81%) due 1/25/2038	362,085	352,040
	Federal National Mtg Assoc., CMO REMIC,
[b]	Series 2009-17 Class AH, 0.523% due 3/25/2039	191,908	147,001
	Series 2011-70 Class CA, 3.00% due 8/25/2026	543,601	530,275
[b]	Series 2013-81 Class FW, 5.752% (SOFR30A + 0.41%) due 1/25/2043	834,610	819,088
[b]	Series 2013-92 Class FA, 6.002% (SOFR30A + 0.66%) due 9/25/2043	576,281	563,357
	Federal National Mtg Assoc., UMBS Collateral,
	Pool AE0704, 4.00% due 1/1/2026	183,065	180,202
	Pool AJ1752, 3.50% due 9/1/2026	246,983	242,118
	Pool AK6768, 3.00% due 3/1/2027	372,144	361,637

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Pool AL6582, 3.50% due 4/1/2030	$ 358,389	$ 348,128
	Pool AL7801, 2.50% due 11/1/2030	1,331,752	1,264,768
	Pool AL9445, 3.00% due 7/1/2031	10,563	10,132
	Pool AL9821, 2.50% due 1/1/2032	1,651,382	1,558,388
	Pool AS9749, 4.00% due 6/1/2047	287,200	276,606
	Pool AU2669, 2.50% due 10/1/2028	407,854	390,820
	Pool AZ3778, 3.00% due 4/1/2030	809,535	779,690
	Pool BM4153, 3.00% due 6/1/2033	1,104,464	1,050,480
	Pool BM4864, 3.50% due 5/1/2033	702,562	680,208
	Pool BP9589, 2.50% due 8/1/2035	1,588,649	1,479,330
	Pool CA0942, 2.50% due 12/1/2032	724,394	679,918
	Pool CA4102, 3.50% due 8/1/2029	516,630	501,591
	Pool CA5271, 2.50% due 3/1/2035	1,006,864	939,388
	Pool CA5282, 3.00% due 3/1/2035	2,079,584	1,993,413
	Pool CA7535, 1.50% due 10/1/2030	2,079,076	1,912,273
	Pool FM1523, 2.50% due 8/1/2029	467,788	447,705
	Pool FM2831, 2.50% due 5/1/2032	1,226,918	1,160,627
	Pool FM3494, 2.50% due 4/1/2048	1,119,028	977,793
	Pool FM4936, 2.00% due 12/1/2035	1,271,510	1,146,560
	Pool FM5458, 1.50% due 12/1/2035	1,248,008	1,089,530
	Pool FS0916, 3.00% due 3/1/2052	2,651,568	2,342,203
	Pool FS6096, 2.00% due 3/1/2037	3,435,277	3,092,105
	Pool FS6130, 2.50% due 7/1/2052	1,189,394	1,011,552
	Pool FS6157, 3.00% due 9/1/2052	7,131,167	6,303,965
	Pool FS6212, 1.50% due 5/1/2032	383,205	351,030
	Pool MA2353, 3.00% due 8/1/2035	602,385	565,107
	Pool MA3465, 4.00% due 9/1/2038	341,324	333,497
	Pool MA3557, 4.00% due 1/1/2029	391,321	386,813
	Pool MA3681, 3.00% due 6/1/2034	295,335	280,024
	Pool MA3826, 3.00% due 11/1/2029	602,023	573,745
	Pool MA3896, 2.50% due 1/1/2035	90,574	84,000
	Pool MA4148, 2.00% due 10/1/2030	436,428	405,956
	Pool MA4390, 2.00% due 7/1/2031	3,124,699	2,906,108
	Government National Mtg Assoc.,
[b]	Pool 751392, 5.00% due 2/20/2061	177,103	175,725
[b]	Pool 894205, 3.625% (H15T1Y + 1.50%) due 8/20/2039	79,935	77,673
[b]	Pool MA0100, 3.875% (H15T1Y + 1.50%) due 5/20/2042	159,215	158,002
	Pool MA0907, 2.00% due 4/20/2028	387,066	369,940
	Government National Mtg Assoc., CMBS, Series 2022-147 Class B, 2.20% due 10/16/2063	1,250,000	930,374
	Government National Mtg Assoc., CMO,
	Series 2016-H04 Class HA, 2.25% due 7/20/2065	1,094,563	1,060,297
	Series 2017-186 Class VA, 3.00% due 2/20/2031	1,788,811	1,739,665
	Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[b]	Series 2017-3 Class HA, 3.25% due 7/25/2056	899,099	825,681
[b]	Series 2017-4 Class HT, 3.25% due 6/25/2057	2,621,249	2,307,935
[b]	Series 2018-1 Class HA, 3.00% due 5/25/2057	1,132,863	1,027,287
[b]	Series 2018-2 Class HA, 3.00% due 11/25/2057	625,201	573,914
	Series 2018-3 Class HA, 3.00% due 8/25/2057	855,563	780,172
[b]	Series 2018-3 Class MA, 3.50% due 8/25/2057	935,523	883,524
	Series 2018-4 Class HA, 3.00% due 3/25/2058	1,062,883	966,230
	Series 2019-1 Class MA, 3.50% due 7/25/2058	1,994,934	1,888,187
	Series 2019-2 Class MA, 3.50% due 8/25/2058	1,793,617	1,690,190
	Series 2019-3 Class MA, 3.50% due 10/25/2058	706,352	667,397
	Series 2019-4 Class MA, 3.00% due 2/25/2059	1,080,956	988,951
	Series 2020-1 Class MA, 2.50% due 8/25/2059	1,599,074	1,446,938
	Series 2020-2 Class MA, 2.00% due 11/25/2059	1,566,493	1,377,760
	Series 2020-3 Class MA, 2.00% due 5/25/2060	515,399	451,678
	Series 2020-3 Class MT, 2.00% due 5/25/2060	636,550	503,567
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO,
	Series 2020-2 Class A1C, 2.00% due 9/25/2030	1,883,825	1,679,949
	Series 2020-2 Class A1D, 1.75% due 9/25/2030	1,883,825	1,659,076
	Total Mortgage Backed (Cost $119,310,703)		112,184,711
	Asset Backed Securities — 0.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	December 31, 2023 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Other Asset Backed — 0.6%
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	$ 991,305	$ 938,000
			938,000
	Total Asset Backed Securities (Cost $991,305)		938,000
	Corporate Bonds — 1.9%
	Utilities — 1.9%
	Electric Utilities — 1.9%
[c]	Caledonia Generating LLC, 1.95% due 2/28/2034	3,686,281	3,123,338
			3,123,338
	Total Corporate Bonds (Cost $3,581,881)		3,123,338
	Total Investments — 96.5% (Cost $165,670,432)		$157,809,328
	Other Assets Less Liabilities — 3.5%		5,668,745
	Net Assets — 100.0%		$163,478,073

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2023.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2023, the aggregate value of these securities in the Fund’s portfolio was $6,625,260, representing 4.05% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
RFUCCT1Y	Refinitiv USD Interbank Offered Rate Consumer Cash Fallbacks Term 1 Year
SOFR30A	Secured Overnight Financing Rate 30-Day Average
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has seven classes of shares of beneficial interest: Class A, Class C, Class C2, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.